Other current receivables (Tables)	12 Months Ended
Dec. 31, 2018
Other current receivables [Abstract]
Other current receivables
	As of December 31,
in CHF thousands	2018	2017
Other receivables	17	691
Swiss VAT	209	112
Withholding tax	10	115
Total	236	918